CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	Dec. 31, 2023 USD ($)
AAPI1, Inc. [Member]
Cash and cash equivalents acquired	$ 19
C3M, LLC [Member]
Cash and cash equivalents acquired	$ 59